MorganStanley

Morgan Stanley Institutional Fund of Hedge Funds II LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

September 9, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	Notice from Morgan Stanley Institutional
Fund of Hedge Funds II LP (“Registrant”)

Ladies and Gentlemen:

Registrant filed the Form N-PX on August 26, 2005 in error. Please disregard accession number: 0001193125-05-175186.

Please direct any questions or comments regarding this matter to me at (212) 761-3058.

Very truly yours,

/s/ Jennifer Cattier
Jennifer Cattier